Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Restricted Net Assets [Abstract]
Statutory reserve percentage	10.00%
Percentage of registered capital	50.00%
Restricted net assets		$ 810,484